Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Composition and Movement of Property and Equipment

Composition and movement:

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	33	236	1,030	520	1,819
Purchases in the year	62	-	18	5	85
Disposals during the year	(95)	(45)	(104)	(305)	(549)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(1)	(6)	(7)	(14)

Balance as of December 31, 2024	-	190	938	213	1,341

Accumulated depreciation:

Balance as of January 1, 2024	30	108	530	116	784
Depreciation in the year	41	18	199	75	333
Disposals during the year	(71)	(16)	(96)	(74)	(257)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(1)	(4)	(1)	(6)

Balance as of December 31, 2024	0	109	629	116	854

Depreciated cost as of December 31, 2024	0	81	309	97	487
	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	197	235	798	598	1,828
Purchases in the year	-	8	251	38	297
Disposals during the year	(156)	-	-	(97)	(253)
Adjustments arising from translating financial statements from functional currency to presentation currency	(8)	(7)	(19)	(19)	(53)

Balance as of December 31, 2023	33	236	1,030	520	1,819

Accumulated depreciation:

Balance as of January 1, 2023	53	89	296	76	514
Depreciation in the year	21	21	239	60	341
Disposals during the year	(43)	-	-	(18)	(61)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(2)	(5)	(2)	(10)

Balance as of December 31, 2023	30	108	530	116	784

Depreciated cost as of December 31, 2023	3	128	500	404	1,035